UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04852

The Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments.

The Victory Portfolios	Schedule of Portfolio Investments
Diversified Stock Fund	January 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Consumer Discretionary (16.9%):
Comcast Corp., Class A	786,870	$41,819
H&R Block, Inc.	1,122,000	38,462
Hilton Worldwide Holdings, Inc. (a)	1,217,000	31,605
Johnson Controls, Inc.	261,000	12,129
Newell Rubbermaid, Inc.	651,250	24,012
PVH Corp.	188,040	20,733
Starbucks Corp.	281,660	24,653
Tractor Supply Co.	162,100	13,158
		206,571
Consumer Staples (13.3%):
Anheuser-Busch InBev NV, ADR	167,890	20,494
CVS Caremark Corp.	343,360	33,704
Diageo PLC, ADR	156,870	18,531
The Procter & Gamble Co.	434,450	36,620
Wal-Mart Stores, Inc.	630,780	53,604
		162,953
Energy (5.7%):
Anadarko Petroleum Corp.	141,079	11,533
Chesapeake Energy Corp.	534,050	10,243
Occidental Petroleum Corp.	401,909	32,153
Schlumberger Ltd.	95,000	7,827
Weatherford International PLC (a)	746,271	7,709
		69,465
Financials (12.0%):
Bank of America Corp.	2,637,000	39,951
Bank of New York Mellon Corp.	551,300	19,847
Citigroup, Inc.	866,430	40,678
Progressive Corp.	1,181,000	30,647
Regions Financial Corp.	1,778,000	15,469
		146,592
Health Care (17.3%):
Abbott Laboratories	411,600	18,423
Baxter International, Inc.	352,050	24,753
Eli Lilly & Co.	441,530	31,790
Medtronic PLC	517,000	36,914
Merck & Co., Inc.	684,480	41,260
Pfizer, Inc.	1,248,330	39,010
Roche Holdings Ltd., ADR	555,970	18,770
		210,920
Industrials (9.6%):
Danaher Corp.	216,782	17,859
Masco Corp.	249,000	6,185
Nielsen Holdings NV	656,084	28,579
Stanley Black & Decker, Inc.	189,000	17,700
United Parcel Service, Inc., Class B	363,848	35,962
W.W. Grainger, Inc.	48,580	11,457
		117,742
Information Technology (22.4%):
Apple, Inc.	224,100	26,256
Applied Materials, Inc.	2,136,200	48,791
Cisco Systems, Inc.	1,592,000	41,974
EMC Corp.	1,699,200	44,060
F5 Networks, Inc. (a)	83,000	9,264
Google, Inc., Class C (a)	99,130	52,987
SAP SE	262,000	17,124
Twitter, Inc. (a)	396,000	14,862

See notes to schedules of investments.

Security Description	Shares	Value
Visa, Inc., Class A	75,000	$19,118
		274,436
Materials (2.1%):
Air Products & Chemicals, Inc.	173,200	25,220
Total Common Stocks (Cost $1,071,676)		1,213,899
Investment Companies (2.4%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	29,681,279	29,681
Total Investment Companies (Cost $29,681)		29,681
Total Investments (Cost $1,101,357) — 101.7%		1,243,580
Liabilities in excess of other assets — (1.7)%		(20,882)
NET ASSETS - 100.00%		$1,222,698

(a)      Non-income producing security.

(b)      Rate disclosed is the daily yield on 1/31/15.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Dividend Growth Fund	January 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.9%)
Consumer Discretionary (15.4%):
Comcast Corp., Class A	6,180	$328
Foot Locker, Inc.	1,110	59
PVH Corp.	1,300	143
Starbucks Corp.	770	67
The Home Depot, Inc.	1,600	167
The Walt Disney Co.	1,710	156
TJX Cos., Inc.	2,750	181
Yum! Brands, Inc.	1,700	123
		1,224
Consumer Staples (11.2%):
Anheuser-Busch InBev NV, ADR	1,410	172
Mondelez International, Inc.	3,330	117
PepsiCo, Inc.	1,030	97
The Procter & Gamble Co.	2,050	173
Walgreens Boots Alliance, Inc.	2,740	202
Wal-Mart Stores, Inc.	1,420	121
		882
Energy (7.9%):
BP PLC, ADR	2,440	95
Halliburton Co.	4,860	194
Occidental Petroleum Corp.	2,630	210
Williams Cos., Inc.	2,800	123
		622
Financials (13.3%):
Bank of America Corp.	9,050	137
BlackRock, Inc.	540	184
Citigroup, Inc.	2,970	139
CME Group, Inc.	1,860	159
JPMorgan Chase & Co.	2,910	159
McGraw-Hill Cos., Inc.	3,060	273
		1,051
Health Care (23.7%):
AbbVie, Inc.	2,720	164
Becton Dickinson & Co.	1,780	246
Johnson & Johnson	1,410	141
Medtronic PLC	4,940	353
Perrigo Co. PLC	550	83
Pfizer, Inc.	3,570	112
Roche Holdings Ltd., ADR	3,890	131
St. Jude Medical, Inc.	1,600	105
Thermo Fisher Scientific, Inc.	1,410	177
UnitedHealth Group, Inc.	2,030	216
Zimmer Holdings, Inc.	1,390	156
		1,884
Industrials (8.9%):
Honeywell International, Inc.	780	76
Northrop Grumman Corp.	570	90
Tyco International PLC	3,720	152
Union Pacific Corp.	1,450	170
United Parcel Service, Inc., Class B	1,540	152
W.W. Grainger, Inc.	310	73
		713
Information Technology (17.5%):
Accenture PLC, Class A	1,090	92
Apple, Inc.	2,340	274
Applied Materials, Inc.	12,250	279
Cisco Systems, Inc.	4,440	117

See notes to schedules of investments.

Security Description	Shares	Value
Intel Corp.	4,950	$164
Microsoft Corp.	5,020	203
QUALCOMM, Inc.	3,270	204
SAP SE, ADR	580	38
		1,371
Total Common Stocks (Cost $6,670)		7,747
Investment Companies (1.2%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (a)	97,732	98
Total Investment Companies (Cost $98)		98
Total Investments (Cost $6,768) — 99.1%		7,845
Other assets in excess of liabilities — 0.9%		69
NET ASSETS - 100.00%		$7,914

(a)      Rate disclosed is the daily yield on 1/31/15.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Established Value Fund	January 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (94.6%)
Consumer Discretionary (9.0%):
Autoliv, Inc.	213,300	$22,623
Gannett Co., Inc.	386,400	11,982
Harley-Davidson, Inc.	325,813	20,103
Johnson Controls, Inc.	678,100	31,511
Nordstrom, Inc.	431,200	32,857
NVR, Inc. (a)	16,700	20,946
Panera Bread Co. (a)	180,700	31,055
Ross Stores, Inc.	310,800	28,503
		199,580
Consumer Staples (5.1%):
Casey’s General Stores, Inc.	330,400	30,166
Flowers Foods, Inc.	750,975	14,689
Ingredion, Inc.	349,600	28,192
J.M. Smucker Co.	391,300	40,362
		113,409
Energy (2.1%):
Devon Energy Corp.	755,300	45,522

Financials (22.5%):
Alexandria Real Estate Equities, Inc.	476,900	46,507
Alleghany Corp. (a)	85,900	37,976
City National Corp.	122,900	10,654
Cullen/Frost Bankers, Inc.	308,700	19,232
DDR Corp.	1,958,300	38,383
Invesco Ltd.	800,700	29,409
Jones Lang LaSalle, Inc.	229,278	33,722
Markel Corp. (a)	63,600	43,462
Marsh & McLennan Cos., Inc.	409,600	22,024
Progressive Corp.	1,415,200	36,724
SunTrust Banks, Inc.	1,012,800	38,912
The Chubb Corp.	472,200	46,229
Unum Group	663,000	20,593
Waddell & Reed Financial, Inc.	579,300	25,901
Willis Group Holdings PLC	1,064,200	46,080
		495,808
Health Care (10.0%):
Anthem, Inc.	271,300	36,615
Cigna Corp.	269,900	28,833
DENTSPLY International, Inc.	581,600	29,095
Hospira, Inc. (a)	279,700	17,741
Mednax, Inc. (a)	386,400	26,233
Patterson Cos., Inc.	932,600	46,714
PerkinElmer, Inc.	792,900	36,243
		221,474
Industrials (14.5%):
Allison Transmission Holding, Inc.	701,192	21,961
Avery Dennison Corp.	472,900	24,718
Cintas Corp.	360,000	28,332
Hubbell, Inc., Class B	159,100	16,871
Ingersoll-Rand PLC	365,200	24,249
Kennametal, Inc.	498,300	15,657
Masco Corp.	1,423,500	35,360
Owens Corning, Inc.	695,400	27,851
Parker Hannifin Corp.	132,600	15,443
Republic Services, Inc.	853,400	33,863
Robert Half International, Inc.	297,200	17,255
Rockwell Automation, Inc.	304,200	33,133
Xylem, Inc.	794,200	27,083
		321,776

See notes to schedules of investments.

Security Description	Shares	Value
Information Technology (17.6%):
Analog Devices, Inc.	611,100	$31,841
Avnet, Inc.	808,572	33,653
Booz Allen Hamilton Holdings Corp.	888,100	25,853
Broadridge Financial Solutions, Inc.	787,400	37,787
Fidelity National Information Services, Inc.	713,400	44,538
Juniper Networks, Inc.	1,297,600	29,494
Keysight Technologies, Inc. (a)	833,123	27,818
KLA-Tencor Corp.	493,500	30,335
On Semiconductor Corp. (a)	3,564,200	35,678
Synopsys, Inc. (a)	898,400	38,622
TE Connectivity Ltd.	387,100	25,700
Teradata Corp. (a)	657,200	29,285
		390,604
Materials (5.6%):
AptarGroup, Inc.	457,300	28,860
Bemis Co., Inc.	64,000	2,835
International Flavors & Fragrances, Inc.	222,300	23,588
Methanex Corp.	553,000	24,388
Reliance Steel & Aluminum Co.	748,700	39,209
Scotts Co.	87,810	5,570
		124,450
Utilities (8.2%):
Alliant Energy Corp.	589,900	40,473
Atmos Energy Corp.	692,600	39,416
DTE Energy Co.	431,900	38,724
Energen Corp.	354,500	22,482
Xcel Energy, Inc.	1,088,400	40,848
		181,943
Total Common Stocks (Cost $1,686,140)		2,094,566
Exchange-Traded Funds (1.5%)
iShares Russell Midcap Value Index Fund	459,700	33,425
Total Exchange-Traded Funds (Cost $23,587)		33,425
Investment Companies (4.0%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	89,664,399	89,664
Total Investment Companies (Cost $89,664)		89,664
Total Investments (Cost $1,799,391) — 100.1%		2,217,655
Liabilities in excess of other assets — (0.1)%		(1,362)
NET ASSETS - 100.00%		$2,216,293

(a)           Non-income producing security.

(b)           Rate disclosed is the daily yield on 1/31/15.

PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Special Value Fund	January 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (100.0%)
Consumer Discretionary (15.8%):
Comcast Corp., Class A	111,700	$5,937
Foot Locker, Inc.	19,700	1,048
PVH Corp.	23,100	2,547
Starbucks Corp.	14,100	1,234
The Home Depot, Inc.	29,100	3,039
The Walt Disney Co.	30,700	2,792
TJX Cos., Inc.	48,700	3,211
Yum! Brands, Inc.	30,500	2,205
		22,013
Consumer Staples (11.3%):
Anheuser-Busch InBev NV, ADR	25,400	3,101
Mondelez International, Inc.	59,200	2,086
PepsiCo, Inc.	18,400	1,726
The Procter & Gamble Co.	36,700	3,093
Walgreens Boots Alliance, Inc.	48,600	3,585
Wal-Mart Stores, Inc.	25,200	2,141
		15,732
Energy (8.0%):
BP PLC, ADR	43,600	1,693
Halliburton Co.	88,100	3,523
Occidental Petroleum Corp.	47,200	3,776
Williams Cos., Inc.	50,000	2,193
		11,185
Financials (13.5%):
Bank of America Corp.	161,900	2,453
BlackRock, Inc.	9,700	3,303
Citigroup, Inc.	52,800	2,479
CME Group, Inc.	33,900	2,892
JPMorgan Chase & Co.	51,600	2,806
McGraw-Hill Cos., Inc.	54,600	4,883
		18,816
Health Care (24.4%):
AbbVie, Inc.	48,100	2,902
Becton Dickinson & Co.	31,500	4,350
Johnson & Johnson	25,400	2,544
Medtronic PLC	89,400	6,382
Perrigo Co. PLC	9,900	1,502
Pfizer, Inc.	63,800	1,994
Roche Holdings Ltd., ADR	69,600	2,350
St. Jude Medical, Inc.	28,800	1,897
Thermo Fisher Scientific, Inc.	25,500	3,193
UnitedHealth Group, Inc.	36,100	3,836
Zimmer Holdings, Inc.	25,200	2,825
		33,775
Industrials (9.2%):
Honeywell International, Inc.	14,200	1,388
Northrop Grumman Corp.	10,400	1,632
Tyco International PLC	66,600	2,718
Union Pacific Corp.	25,900	3,036
United Parcel Service, Inc., Class B	27,600	2,728
W.W. Grainger, Inc.	5,712	1,347
		12,849
Information Technology (17.8%):
Accenture PLC, Class A	19,500	1,639
Apple, Inc.	42,400	4,968
Applied Materials, Inc.	220,600	5,038
Cisco Systems, Inc.	79,100	2,085

See notes to schedules of investments.

Security Description	Shares	Value
Intel Corp.	89,200	$2,947
Microsoft Corp.	89,600	3,620
QUALCOMM, Inc.	58,600	3,660
SAP SE, ADR	10,400	680
		24,637
Total Common Stocks (Cost $138,567)		139,007
Investment Companies (0.4%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (a)	557,070	557
Total Investment Companies (Cost $557)		557
Total Investments (Cost $139,124) — 100.4%		139,564
Liabilities in excess of other assets — (0.4)%		(588)
NET ASSETS - 100.00%		$138,976

(a)                                 Rate disclosed is the daily yield on 1/31/15.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Small Company Opportunity Fund	January 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (93.3%)
Consumer Discretionary (10.9%):
ANN, Inc. (a)	280,706	$9,291
Brown Shoe Co., Inc.	745,400	21,162
Brunswick Corp.	295,800	16,056
Callaway Golf Co.	2,614,600	21,335
Core-Mark Holding Co., Inc.	171,900	11,462
Denny’s Corp. (a)	358,826	3,904
DeVry Education Group, Inc.	465,600	19,746
Genesco, Inc. (a)	165,600	11,832
La-Z-Boy, Inc.	995,964	26,582
Modine Manufacturing Co. (a)	1,402,709	17,099
Oxford Industries, Inc.	307,643	17,210
Rush Enterprises, Inc., Class A (a)	129,800	3,634
Steven Madden Ltd. (a)	844,500	29,001
The Cheesecake Factory, Inc.	326,500	17,145
UniFirst Corp.	226,100	26,257
		251,716
Consumer Staples (3.6%):
Casey’s General Stores, Inc.	195,400	17,840
Dean Foods Co.	1,236,500	22,406
Flowers Foods, Inc.	1,300,000	25,428
Lancaster Colony Corp.	194,300	17,473
		83,147
Energy (3.7%):
Delek US Holdings, Inc.	923,000	28,475
Helix Energy Solutions Group, Inc. (a)	1,161,000	21,792
Rosetta Resources, Inc. (a)	744,200	12,703
Unit Corp. (a)	791,000	23,556
		86,526
Financials (19.8%):
American Financial Group, Inc.	397,400	23,065
AMERISAFE, Inc.	214,525	8,731
Argo Group International Holdings	363,100	19,422
Associated Banc-Corp.	1,379,509	23,190
Brown & Brown, Inc.	1,125,400	34,719
Columbia Banking System, Inc.	1,164,000	29,601
Endurance Specialty Holdings Ltd.	424,700	25,958
FNB Corp.	2,363,100	28,357
HCC Insurance Holdings	693,400	36,985
IBERIABANK Corp.	63,339	3,459
Independent Bank Corp.	644,471	24,380
Infinity Property & Casualty Corp.	239,900	16,858
Lakeland Financial Corp.	400,300	15,107
LaSalle Hotel Properties	589,200	23,839
Old National Bancorp	1,809,200	24,261
PacWest Bancorp	574,300	24,554
Potlatch Corp.	783,600	31,234
Primerica, Inc.	69,517	3,451
Selective Insurance Group, Inc.	236,369	6,103
StanCorp Financial Group, Inc.	419,400	26,020
Sterling BanCorp/DE	2,244,900	29,588
		458,882
Health Care (8.5%):
Analogic Corp.	286,500	23,358
Bruker Corp. (a)	684,336	12,907
Haemonetics Corp. (a)	600,100	23,764
Hill-Rom Holdings, Inc.	550,600	26,296
ICU Medical, Inc. (a)	257,200	21,497
Integra Lifesciences Holdings (a)	708,700	39,489
Owens & Minor, Inc.	939,200	32,149

See notes to schedules of investments.

Security Description	Shares	Value
STERIS Corp.	271,528	$17,709
		197,169
Industrials (21.9%):
ABM Industries, Inc.	1,124,324	32,460
Actuant Corp.	149,800	3,462
Altra Industrial Motion Corp.	472,500	12,072
Astec Industries, Inc.	492,300	17,506
Barnes Group, Inc.	736,000	25,282
Beacon Roofing Supply, Inc. (a)	823,000	19,496
Briggs & Stratton Corp.	824,500	15,179
Carlisle Cos., Inc.	270,884	24,293
Celadon Group, Inc.	558,700	13,314
Comfort Systems USA, Inc.	867,600	14,446
EMCOR Group, Inc.	842,800	34,014
Encore Wire Corp.	7,100	217
Forward Air Corp.	439,700	19,743
FTI Consulting, Inc. (a)	361,759	14,713
GATX Corp.	184,000	10,516
Granite Construction, Inc.	884,200	30,134
Korn/Ferry International (a)	737,800	21,027
Mueller Industries, Inc.	904,600	28,394
Multi-Color Corp.	138,600	8,069
Primoris Services Corp.	1,104,505	20,743
Progressive Waste Solutions Ltd.	829,600	23,660
Quanex Building Products Corp.	957,500	18,030
Seaboard Corp. (a)	479	1,832
Sykes Enterprises, Inc. (a)	1,431,500	32,237
Watts Water Technologies, Inc., Class A	329,400	19,313
Werner Enterprises, Inc.	969,500	27,660
Woodward, Inc.	388,000	17,309
		505,121
Information Technology (14.5%):
Acxiom Corp. (a)	937,400	17,061
Anixter International, Inc. (a)	376,900	28,403
Diebold, Inc.	469,500	14,648
Entegris, Inc. (a)	2,014,000	26,182
Fair Isaac Corp.	332,300	23,710
Ingram Micro, Inc. (a)	1,278,600	32,196
Integrated Device Technology, Inc. (a)	748,900	13,697
Littelfuse, Inc.	289,400	28,575
Microsemi Corp. (a)	869,700	24,230
Microstrategy, Inc., Class A (a)	151,200	24,434
MKS Instruments, Inc.	932,151	32,635
Plexus Corp. (a)	794,700	30,111
PTC, Inc. (a)	672,200	22,458
West Pharmaceutical Services, Inc.	332,700	16,405
		334,745
Materials (6.9%):
Cabot Corp.	492,033	20,867
Calgon Carbon Corp. (a)	1,297,829	25,606
H.B. Fuller Co.	413,700	17,024
Kaiser Aluminum Corp.	360,500	24,986
Olin Corp.	1,244,264	31,194
Sensient Technologies Corp.	365,800	22,314
Silgan Holdings, Inc.	336,492	17,299
		159,290
Utilities (3.5%):
ALLETE, Inc.	526,100	29,804
El Paso Electric Co.	684,800	27,433

See notes to schedules of investments.

Security Description	Shares	Value
NorthWestern Corp.	418,300	$24,161
		81,398
Total Common Stocks (Cost $1,847,429)		2,157,994
Exchange-Traded Funds (1.8%)
iShares Russell 2000 Value Index Fund	423,400	41,218
Total Exchange-Traded Funds (Cost $39,017)		41,218
Investment Companies (3.7%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	86,591,849	86,592
Total Investment Companies (Cost $86,592)		86,592
Total Investments (Cost $1,973,038) — 98.8%		2,285,804
Other assets in excess of liabilities — 1.2%		28,210
NET ASSETS - 100.00%		$2,314,014

(a)                                 Non-income producing security.

(b)                                 Rate disclosed is the daily yield on 1/31/15.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Large Cap Growth Fund	January 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (95.9%)
Consumer Discretionary (24.9%):
Advance Auto Parts, Inc.	35,650	$5,668
Amazon.com, Inc. (a)	18,200	6,452
Canadian Pacific Railway Ltd.	31,200	5,450
Michael Kors Holdings Ltd. (a)	68,900	4,877
Priceline.com, Inc. (a)	5,300	5,350
Sherwin-Williams Co.	19,025	5,161
Starbucks Corp.	97,375	8,524
Tractor Supply Co.	76,725	6,228
		47,710
Consumer Staples (6.4%):
Costco Wholesale Corp.	40,450	5,784
Monster Beverage Corp. (a)	54,675	6,394
		12,178
Energy (2.0%):
EOG Resources, Inc.	43,000	3,828

Financials (5.4%):
Affiliated Managers Group, Inc. (a)	23,275	4,783
The Charles Schwab Corp.	208,825	5,426
		10,209
Health Care (19.8%):
Alexion Pharmaceuticals, Inc. (a)	31,825	5,832
Biogen Idec, Inc. (a)	13,800	5,370
Celgene Corp. (a)	78,950	9,408
Cerner Corp. (a)	84,625	5,615
Gilead Sciences, Inc. (a)	76,250	7,993
IDEXX Laboratories, Inc. (a)	23,250	3,683
		37,901
Industrials (1.9%):
United Rentals, Inc. (a)	43,600	3,612

Internet Software & Services (7.7%):
Facebook, Inc. (a)	89,850	6,821
Google, Inc., Class A (a)	14,525	7,778
		14,599
IT Services (7.4%):
Alliance Data Systems Corp. (a)	21,425	6,188
Visa, Inc., Class A	31,175	7,947
		14,135
Semiconductors & Semiconductor Equipment (4.3%):
NXP Semiconductor NV (a)	36,075	2,862
Skyworks Solutions, Inc.	64,250	5,336
		8,198
Software (7.1%):
Adobe Systems, Inc. (a)	89,700	6,290
Alibaba Group Holding Ltd., ADR (a)	42,800	3,813
VMware, Inc., Class A (a)	43,900	3,385
		13,488
Technology Hardware, Storage & Peripherals (9.0%):
Apple, Inc.	112,950	13,233
SanDisk Corp.	51,925	3,942
		17,175
Total Common Stocks (Cost $116,489)		183,033

See notes to schedules of investments.

Security Description	Shares	Value
Investment Companies (4.1%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	7,754,631	$7,755
Total Investment Companies (Cost $7,755)		7,755
Total Investments (Cost $124,244) — 100.0%		190,788
Liabilities in excess of other assets — 0.0%		(65)
NET ASSETS - 100.00%		$190,723

(a)           Non-income producing security.

(b)           Rate disclosed is the daily yield on 1/31/15.

ADR—American Depositary Receipt

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Select Fund	January 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (93.7%)
Consumer Discretionary (13.2%):
H&R Block, Inc.	7,197	$247
PVH Corp.	679	75
Starbucks Corp.	839	73
		395
Consumer Staples (14.6%):
Anheuser-Busch InBev NV, ADR	663	81
CVS Caremark Corp.	1,000	98
Diageo PLC, ADR	1,043	123
Wal-Mart Stores, Inc.	1,607	137
		439
Energy (2.3%):
Chesapeake Energy Corp.	3,601	69

Financials (14.0%):
Bank of New York Mellon Corp.	3,785	136
Citigroup, Inc.	3,145	148
Progressive Corp.	5,260	136
		420
Health Care (14.0%):
Baxter International, Inc.	2,035	143
Medtronic PLC	1,764	126
Merck & Co., Inc.	2,465	149
		418
Industrials (8.3%):
Nielsen Holdings NV	2,666	116
United Parcel Service, Inc., Class B	1,350	134
		250
Information Technology (22.4%):
Applied Materials, Inc.	6,765	154
EMC Corp.	4,595	119
Google, Inc., Class C (a)	370	198
SAP SE, ADR	1,438	94
Visa, Inc., Class A	423	108
		673
Materials (4.9%):
Air Products & Chemicals, Inc.	1,006	146
Total Common Stocks (Cost $2,668)		2,810
Investment Companies (4.8%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	144,748	145
Total Investment Companies (Cost $145)		145
Total Investments (Cost $2,813) — 98.5%		2,955
Other assets in excess of liabilities — 1.5%		44
NET ASSETS - 100.00%		$2,999

(a)           Non-income producing security.

(b)           Rate disclosed is the daily yield on 1/31/15.

PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Balanced Fund	January 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (63.3%)
Consumer Discretionary (10.8%):
Comcast Corp., Class A	6,130	$326
H&R Block, Inc.	9,080	311
Hilton Worldwide Holdings, Inc. (a)	9,360	243
Johnson Controls, Inc.	2,100	98
Newell Rubbermaid, Inc.	5,120	189
PVH Corp.	1,520	168
Starbucks Corp.	1,940	169
Tractor Supply Co.	1,240	101
		1,605
Consumer Staples (8.5%):
Anheuser-Busch InBev NV, ADR	1,190	145
CVS Caremark Corp.	2,700	265
Diageo PLC, ADR	1,200	142
The Procter & Gamble Co.	3,420	288
Wal-Mart Stores, Inc.	4,940	420
		1,260
Energy (3.6%):
Anadarko Petroleum Corp.	1,108	91
Chesapeake Energy Corp.	4,080	78
Occidental Petroleum Corp.	3,090	247
Schlumberger Ltd.	720	59
Weatherford International PLC (a)	5,820	60
		535
Financials (7.8%):
Bank of America Corp.	21,820	331
Bank of New York Mellon Corp.	4,220	152
Citigroup, Inc.	7,200	338
Progressive Corp.	9,240	240
Regions Financial Corp.	13,700	119
		1,180
Health Care (10.8%):
Abbott Laboratories	3,140	141
Baxter International, Inc.	2,780	195
Eli Lilly & Co.	3,320	239
Medtronic PLC	3,980	284
Merck & Co., Inc.	5,220	314
Pfizer, Inc.	9,820	307
Roche Holdings Ltd., ADR	4,180	141
		1,621
Industrials (6.1%):
Danaher Corp.	1,710	141
Masco Corp.	1,900	47
Nielsen Holdings NV	5,060	220
Stanley Black & Decker, Inc.	1,440	135
United Parcel Service, Inc., Class B	2,800	277
W.W. Grainger, Inc.	380	90
		910
Information Technology (14.4%):
Apple, Inc.	1,745	204
Applied Materials, Inc.	16,440	375
Cisco Systems, Inc.	12,520	331
EMC Corp.	13,140	341
F5 Networks, Inc. (a)	640	71
Google, Inc., Class C (a)	785	419
SAP SE, ADR	2,020	132
Twitter, Inc. (a)	3,000	113

See notes to schedules of investments.

Security Description	Shares or Principal Amount		Value
Visa, Inc., Class A	580		$148
			2,134
Materials (1.3%):
Air Products & Chemicals, Inc.	1,290		188
Total Common Stocks (Cost $8,858)			9,433
U.S. Government Mortgage Backed Agencies (32.5%)
Federal National Mortgage Assoc.
8.50%, 11/1/17	—	(b)	—	(b)
7.00%, 12/1/27	1		1
8.00%, 11/1/28	4		5
6.50%, 3/1/29 - 7/1/32	9		11
6.00%, 10/1/29 - 1/1/37	26		30
7.50%, 11/1/29	3		3
			50
Federal Home Loan Mortgage Corp.
6.50%, 5/1/26 - 11/1/34	6		7
7.00%, 7/1/29 - 4/1/32	8		10
8.00%, 6/1/30	—	(b)	—	(b)
			17
Government National Mortgage Assoc.
6.00%, 11/15/23 - 1/20/34	319		367
7.00%, 1/20/26 - 3/15/36	1,266		1,512
6.50%, 3/20/26 - 10/15/38	1,057		1,252
8.00%, 10/15/27 - 9/15/32	773		946
7.50%, 9/20/29 - 4/20/43	447		551
5.50%, 7/20/33	65		74
5.00%, 9/15/39 - 11/15/39	64		72
			4,774
Total U.S. Government Mortgage Backed Agencies (Cost $4,764)			4,841

U.S. Treasury Obligations (2.7%)
U.S. Treasury Bills, 0.06%, 7/9/15 (c)	29		29
U.S. Treasury Bonds
8.88%, 8/15/17	98		118
9.13%, 5/15/18	201		255
Total U.S. Treasury Obligations (Cost $400)			402

Investment Companies (1.6%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (d)	235,224		235
Total Investment Companies (Cost $235)			235

Total Investments (Cost $14,257) — 100.1%			14,911
Liabilities in excess of other assets — (0.1)%			(17)
NET ASSETS - 100.00%			$14,894

(a)                                 Non-income producing security.

(b)                                 Rounds to less than $1.

(c)                                  Rate represents the effective yield at purchase.

(d)                                 Rate disclosed is the daily yield on 1/31/15.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Investment Grade Convertible Fund	January 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (1.0%)
Consumer Discretionary (1.0%):
Ford Motor Co.	27,592	$406
Total Common Stocks (Cost $385)		406

Convertible Corporate Bonds (72.0%)
Consumer Discretionary (6.8%):
Priceline Group, Inc., Convertible Subordinated Notes, 1.25%, 3/15/15	$240	795
Priceline.com, Inc., Convertible Subordinated Notes, 1.00%, 3/15/18	944	1,178
Toll Brothers Finance Corp., Convertible Subordinated Notes, 0.50%, 9/15/32 , Callable 9/15/17 @ 100 (a)	785	795
		2,768
Energy (1.7%):
Chesapeake Energy Corp., Convertible Subordinated Notes, 2.50%, 5/15/37 , Callable 5/15/17 @ 100 (a)	711	690

Financials (10.7%):
Ares Capital Corp., Convertible Subordinated Notes
5.13%, 6/1/16	710	731
4.88%, 3/15/17	280	291
BlackRock Kelso Capital Corp., Convertible Subordinated Notes, 5.50%, 2/15/18	300	304
Health Care REIT, Inc., Convertible Subordinated Notes, 3.00%, 12/1/29 , Callable 3/12/15 @ 200 (a)	59	94
Host Hotels & Resorts, LP, Convertible Subordinated Notes, 2.50%, 10/15/29 , Callable 10/20/15 @ 200 (b)	116	207
Janus Capital Group, Inc., Convertible Subordinated Notes, 0.75%, 7/15/18	399	651
Jefferies Group, Inc., Convertible Subordinated Notes, 3.88%, 11/1/29 , Callable 11/1/17 @ 100	785	808
ProLogis, Inc., Convertible Subordinated Notes, 3.25%, 3/15/15	564	651
Prospect Capital Corp., Convertible Subordinated Notes, 5.88%, 1/15/19	405	399
Rayonier TRS Holdings, Inc., Convertible Subordinated Notes, 4.50%, 8/15/15	170	215
		4,351
Health Care (22.9%):
Alza Corp., Convertible Subordinated Notes , 7/28/20 , Callable 2/25/15 @ 84.9 (c)	882	1,212
Bristol-Myers Squibb Co., Convertible Subordinated Notes, 2.32%, 9/15/23 , Callable 3/12/15 @ 100 (a)(d)	465	707
Gilead Sciences, Inc., Convertible Subordinated Notes, 1.63%, 5/1/16	517	2,380
Illumina, Inc., Convertible Subordinated Notes, 0.50%, 6/15/21 (b)	564	667
Mylan, Inc., Convertible Subordinated Notes, 3.75%, 9/15/15	348	1,384
Teva Pharmaceutical Finance LLC, Convertible Subordinated Notes, 0.25%, 2/1/26 , Callable 3/2/15 @ 100 (a)	585	788
WellPoint, Inc., Convertible Subordinated Notes, 2.75%, 10/15/42	1,162	2,121
		9,259
Industrials (9.2%):
Airtran Holdings, Inc., Convertible Subordinated Notes, 5.25%, 11/1/16	435	1,341
Danaher Corp., Convertible Subordinated Notes , 1/22/21 , Callable 2/25/15 @ 86.89 (c)	386	922
Fluor Corp., Convertible Subordinated Notes, 1.50%, 2/15/24	320	622
Macquarie Infrastructure Co. LLC, Convertible Subordinated Notes, 2.88%, 7/15/19	270	310
Roper Industries, Inc., Convertible Subordinated Notes , 1/15/34 , Callable 3/12/15 @ 49.66 (a)	284	556
		3,751

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Information Technology (16.8%):
Citrix Systems, Inc., Convertible Subordinated Notes, 0.50%, 4/15/19 (b)	$841	$869
Intel Corp., Convertible Subordinated Notes, 3.25%, 8/1/39	1,264	2,055
Lam Research Corp., Convertible Subordinated Notes, 1.25%, 5/15/18	785	1,076
Micron Technology, Inc., Convertible Subordinated Notes, 3.00%, 11/15/43 , Callable 11/20/18 @ 83.04 (a)	435	506
Novellus Systems, Inc., Convertible Subordinated Notes, 2.63%, 5/15/41	389	859
Red Hat, Inc., Convertible Subordinated Notes, 0.25%, 10/1/19 (b)	440	498
Twitter, Inc., Convertible Subordinated Notes, 1.00%, 9/15/21 (b)	340	303
Xilinx, Inc., Convertible Subordinated Notes, 2.63%, 6/15/17	455	631
		6,797
Materials (3.9%):
Kaiser Aluminum Corp., Convertible Subordinated Notes, 4.50%, 4/1/15	152	221
Newmont Mining Corp., Convertible Subordinated Notes, 1.63%, 7/15/17	985	1,019
RPM International, Inc., Convertible Subordinated Notes, 2.25%, 12/15/20	313	358
		1,598
Total Convertible Corporate Bonds (Cost $25,441)		29,214

Convertible Preferred Stocks (22.7%)
Consumer Discretionary (2.1%):
Stanley Black & Decker I, Inc., 6.25%	4,751	547
Tyson Foods, Inc., 4.75%	6,117	296
		843
Energy (2.4%):
Chesapeake Energy Corp., 5.75%	313	363
NextEra Energy, Inc., 5.89%	6,490	446
Southwestern Energy Co., 6.25%, Series B	2,850	155
		964
Financials (9.7%):
AMG Capital Trust II, 5.15%	10,015	612
Health Care REIT, Inc., 6.50%, Series JNS	7,784	554
New York Community Capital Trust V, 6.00%	13,519	676
Wells Fargo & Co., 7.50%, Series L	1,685	2,094
		3,936
Industrials (5.4%):
Alcoa, Inc., 5.38%, Series 1	3,972	199
Stanley Black & Decker I, Inc., 4.75%	4,221	564
United Technologies Corp., 7.50%	23,834	1,428
		2,191
Utilities (3.1%):
Dominion Resources, Inc., 6.00%, Series B	6,950	421
Dominion Resources, Inc., 6.13%, Series A	6,955	419
Dominion Resources, Inc., 6.37%	5,240	271
Exelon Corp., 6.50%	3,060	160
		1,271
Total Convertible Preferred Stocks (Cost $8,883)		9,205

See notes to schedules of investments.

Security Description	Shares	Value
Investment Companies (4.7%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (e)	1,899,130	$1,899
Total Investment Companies (Cost $1,899)		1,899
Total Investments (Cost $36,608) — 100.4%		40,724
Liabilities in excess of other assets — (0.4)%		(158)
NET ASSETS - 100.00%		$40,566

(a)                                 Continuously callable with 30 days notice.

(b)                                 Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)                                  Continuously callable with 15 days notice.

(d)                                 Variable or Floating-Rate Security. Rate disclosed is as of 1/31/15.

(e)                                  Rate disclosed is the daily yield on 1/31/15.

LLC—Limited Liability Co.

LP—Limited Partnership

REIT—Real Estate Investment Trust

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Fund for Income	January 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount		Value
Government National Mortgage Association (92.6%)
Multi-family (6.4%):
Collateralized Mortgage Obligations (5.9%):
Government National Mortgage Assoc.
Series 2006-6, Class C, 4.96% (a), 2/16/44	$38		$38
Series 2006-66, Class B, 5.00% (a), 9/16/41	317		317
Series 2007-46, Class D, 5.34% (a), 5/16/46	901		907
Series 2010-122, Class AC, 7.00%, 2/16/40	5,104		5,344
Series 2010-124, Class BA, 7.00%, 5/16/37	3,768		3,886
Series 2010-136, Class BH, 7.00%, 11/16/40	5,276		5,860
Series 2010-140, Class AC, 7.00%, 12/16/37	8,061		8,497
Series 2010-148, Class AC, 7.00% (a), 12/16/50	—	(b)	—	(b)
Series 2010-155, Class BH, 7.00%, 6/16/39	7,424		7,792
Series 2011-15, Class BA, 7.00%, 10/16/33	5,000		5,196
Series 2012-33, Class AB, 7.00%, 3/16/46	7,882		8,926
Series 2012-67, Class AF, 7.00%, 4/15/44	3,504		3,743
			50,506
Pass-throughs (0.5%):
Government National Mortgage Assoc.
7.49%, 8/15/20 - 11/15/20	308		322
7.50%, 8/15/21	146		160
6.00%, 1/15/22	157		171
7.92%, 7/15/23	482		502
8.00%, 7/15/24 - 11/15/33	1,482		1,547
8.60%, 5/15/27	441		436
7.75%, 6/15/30 - 9/15/33	778		801
8.25%, 9/15/30	233		244
			4,183
Single Family (86.2%):
Collateralized Mortgage Obligations (5.3%):
Government National Mortgage Assoc.
Series 1994-7, Class PQ, 6.50%, 10/16/24	493		565
Series 1997-8, Class PN, 7.50%, 5/16/27	76		87
Series 1998-14, Class PH, 6.50%, 6/20/28	265		311
Series 1998-19, Class ZA, 6.50%, 4/20/28	223		259
Series 1998-23, Class ZB, 6.50%, 6/20/28	135		157
Series 1999-4, Class ZB, 6.00%, 2/20/29	345		390
Series 1999-40, Class ZW, 7.50%, 11/20/29	250		292
Series 2000-9, Class Z, 8.00%, 6/20/30	116		139
Series 2001-10, Class PE, 6.50%, 3/16/31	469		536
Series 2001-15, Class ZH, 6.00%, 4/20/31	545		614
Series 2001-21, Class PE, 6.50%, 5/16/31	398		456
Series 2001-41, Class PC, 6.50%, 8/20/31	236		240
Series 2002-22, Class GF, 6.50%, 3/20/32	81		94
Series 2002-33, Class ZJ, 6.50%, 5/20/32	231		269
Series 2002-40, Class UK, 6.50%, 6/20/32	350		404
Series 2002-45, Class QE, 6.50%, 6/20/32	145		169
Series 2002-47, Class ZA, 6.50%, 7/20/32	445		513
Series 2005-72, Class H, 11.50%, 11/16/17	15		16
Series 2005-74, Class HB, 7.50%, 9/16/35	202		235
Series 2012-106, Class JM, 7.30% (a), 10/20/34	2,006		2,406
Series 2012-30, Class WB, 7.20% (a), 11/20/39	9,916		11,698
Series 2013-190, Class KT, 8.38% (a), 9/20/30	7,553		8,517
Series 2013-51, Class BL, 6.09% (a), 4/20/34	5,901		6,719
Series 2013-64, Class KY, 6.96% (a), 12/20/38	4,092		4,713
Series 2013-70, Class KP, 7.25% (a), 2/20/39	3,790		4,488
Series 2014-74, Class PT, 7.61% (a), 5/16/44	872		1,031
			45,318
Pass-throughs (80.9%):
Government National Mortgage Assoc.
7.00%, 4/15/16 - 10/20/38	169,858		206,966

See notes to schedules of investments.

Security Description	Shares or Principal Amount		Value
8.75%, 3/20/17	$7		$7
8.00%, 7/20/17 - 4/15/38	63,038		78,832
9.00%, 11/15/17 - 10/15/29	832		936
9.50%, 10/15/18 - 7/15/25	4		5
11.00%, 12/15/18	—	(b)	—	(b)
11.50%, 9/15/20	—	(b)	—	(b)
7.75%, 11/15/20	1,060		1,203
7.50%, 12/20/22 - 4/20/43	85,159		104,611
7.13%, 3/15/23 - 7/15/25	3,678		4,227
6.00%, 9/20/23 - 6/15/40	51,870		60,847
10.00%, 4/15/25 - 2/15/26	8,385		9,506
6.50%, 12/15/25 - 3/1/43	182,565		215,503
8.50%, 11/20/31 - 2/15/32	4,960		5,921
5.50%, 7/20/33	742		844
			689,408
Total Government National Mortgage Association (Cost $780,572)			789,415
U.S. Treasury Obligations (7.0%)
U.S. Treasury Bills, 0.06%, 7/9/15 (c)	8,387		8,386
U.S. Treasury Bonds
8.88%, 8/15/17	5,070		6,121
9.13%, 5/15/18	35,679		45,254
Total U.S. Treasury Obligations (Cost $59,372)			59,761
Investment Companies (0.0%) (d)
Federated U.S. Treasury Cash Reserve Fund, 0.00% (e)	100,300		100
Total Investment Companies (Cost $100)			100
Total Investments (Cost $840,044) — 99.6%			849,276
Other assets in excess of liabilities — 0.4%			3,608
NET ASSETS - 100.00%			$852,884

(a)                                 Variable or Floating-Rate Security. Rate disclosed is as of 1/31/15.

(b)                                 Rounds to less than $1.

(c)                                  Rate represents the effective yield at purchase.

(d)                                 Amount represents less than 0.05% of net assets.

(e)                                  Rate disclosed is the daily yield on 1/31/15.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
National Municipal Bond Fund	January 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (93.9%)
Alabama (3.7%):
Albertville Alabama Board of Education Revenue, Series B, 2.50%, 2/1/22, AGM	$570	$580
Enterprise Alabama, GO, 5.00%, 10/1/32, Callable 10/1/24 @ 100 (a)	1,185	1,399
Jacksonville State University Revenue, 4.00%, 12/1/15, AGM	450	463
Shelby County Board of Education Revenue, Prerefunded-Capital Outlay School Warrants, 4.00%, 2/1/17, AGM, ETM	565	604
Shelby County Board of Education Revenue, Unrefunded-Capital Outlay School Warrants, 4.00%, 2/1/17, AGM	440	468
		3,514
Alaska (0.6%):
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks, Series A, 5.13%, 4/1/19, AGM	500	578

Arizona (3.6%):
Maricopa County Arizona School District Number 45, Fowler Elementary School Improvements, GO, 2.00%, 7/1/19, BAM	1,000	1,031
Maricopa County Elementary School District Number 14, Creighton School Improvements Project 2009, Series B, GO, 2.00%, 7/1/19	1,000	1,035
Maricopa County Elementary School District Number 38, Madison Elementary School Improvements Project 2009, Series B, GO, 4.00%, 7/1/20, AGM	250	281
Pinal County Arizona Revenue Obligations, 2.00%, 8/1/22	1,000	1,015
		3,362
California (3.6%):
Beaumont Unified School District, Series C, GO, 5.25%, 8/1/31, Callable 8/1/21 @ 100, AGM	1,000	1,160
Denair Unified School District, Election 2007, GO, 5.25%, 8/1/41, Callable 8/1/21 @ 100, AGM (a)	270	304
Gold Oak Unified School District
Series A, GO, 5.38%, 8/1/28, Callable 8/1/19 @ 100, AGM	255	299
Series A, GO, 5.60%, 8/1/33, Callable 8/1/19 @ 100, AGM	590	695
Selma California Unified School District
GO, 1.00%, 8/1/18, MAC	420	422
GO, 1.50%, 8/1/19, MAC	235	239
GO, 2.00%, 8/1/21, MAC	480	491
		3,610
Colorado (2.0%):
Adams & Weld Counties School District Number 27J Brighton, GO, 2.00%, 12/1/21, State Aid Withholding	1,000	1,033
Colorado Health Facilities Authority Revenue, Hospital NCMC, Inc. Project, Series B, 5.50%, 5/15/30, Callable 5/15/19 @ 100, AGM	350	397
State Springs Hospital Revenue, 4.00%, 12/15/15, AGM	500	517
		1,947
Connecticut (2.2%):
Connecticut State, Series C, GO, 5.00%, 6/1/18, Callable 6/1/16 @ 100, AGM	2,000	2,125

Florida (21.7%):
Florida State Board of Education, Series A, GO, 5.00%, 6/1/20	10,000	12,031
Florida State Governmental Utility Authority Revenue, Lehigh Utility System
5.00%, 10/1/25, Callable 10/1/24 @ 100, AGM (a) (b)	790	962
3.00%, 10/1/28, Callable 10/1/24 @ 100, AGM (a) (b)	400	404
5.00%, 10/1/31, Callable 10/1/24 @ 100, AGM (a) (b)	300	356
3.63%, 10/1/35, Callable 10/1/24 @ 100, AGM (a) (b)	215	222
Miami-Dade County Florida Water & Sewer Revenue
Series A, 5.00%, 10/1/42, Callable 10/1/22 @ 100 (a)	1,000	1,145
Series B, 5.25%, 10/1/20, AGM	1,050	1,269
Palm Beach County Health Facilities Authority Revenue, Bethesda Healthcare System, Inc. Project, Series A, 3.75%, 7/1/17, AGM	1,550	1,652
Pasco County Florida Water & Sewer Revenue, Series B, 5.00%, 10/1/44, Callable 10/1/24 @ 100 (a)	2,500	2,959
		21,000

See notes to schedules of investments.

Security Description	Principal Amount	Value
Georgia (4.0%):
Georgia State, Series B, GO, 5.00%, 7/1/17, Callable 7/1/15 @ 100	$1,000	$1,021
Habersham County School District, GO, 5.00%, 4/1/21, Callable 4/1/16 @ 100, NATL-RE/State Aid Withholding	2,655	2,801
		3,822
Illinois (2.7%):
Cook County Illinois School District Number 101 Western Springs, Alternative Revenue Source, Series B, GO, 4.25%, 11/1/38, Callable 11/1/23 @ 100 (a)	1,095	1,167
Wilmette Illinois, GO, 4.00%, 12/1/43, Callable 12/1/22 @ 100	1,430	1,490
		2,657
Indiana (3.3%):
Carlisle-Sullivan School Building Corp. Revenue, First Mortgage, 4.50%, 1/15/17, AGM/State Aid Withholding	250	269
Franklin Township Multi-School Building Corp. Revenue, First Mortgage, 4.00%, 1/10/19, State Aid Withholding	1,000	1,115
Indianapolis Local Public Improvement Bond Bank Revenue, Water Works Project, Series A, 5.50%, 1/1/38, Callable 1/1/19 @ 100, AGM	1,500	1,708
		3,092
Kansas (0.6%):
Wichita Hospital Revenue, VIA Christi Health System, Inc., 4.00%, 11/15/18, Prerefunded, ETM	500	559

Massachusetts (0.3%):
Massachusetts State, Green Bonds, Series E, GO, 2.00%, 9/1/20	300	315

Michigan (1.7%):
Comstock Park Public Schools, School Building & Site, Series B, GO, 5.00%, 5/1/30, Callable 5/1/21 @ 100, Q-SBLF (a)	200	229
Fraser Public School District, School Building & Site, Series A, GO, 5.50%, 5/1/41, Callable 5/1/21 @ 100, Q-SBLF	1,250	1,478
		1,707
Minnesota (4.1%):
Lakeville Minnesota Independent School District Number 194, Series D, GO, 5.00%, 2/1/20, Student Credit Program	500	595
Minnesota Agricultural & Economic Development Board Revenue, Essentia Health, Series C-1, 5.50%, 2/15/25, Callable 2/15/20 @ 100, AGM	555	650
Minnesota Revenue, 4.00%, 6/1/16, AGM	325	341
Saint Louis County Minnesota Independent School District Number 2142, School Building
Series A, GO, 3.00%, 2/1/20, Student Credit Program	500	544
Series A, GO, 4.00%, 2/1/22, Student Credit Program	1,500	1,736
		3,866
Nevada (1.8%):
Reno Hospital Revenue, Renown Regional Medical Center, Inc., Series C, 5.00%, 6/1/16, AGM	1,675	1,766

New Jersey (1.6%):
New Jersey Transportation Trust Fund Authority Revenue, Series A, 5.50%, 12/15/38, Callable 12/15/18 @ 100, AGM	1,300	1,503

New York (2.5%):
Niagara Falls Bridge Commission Revenue, Series A, 4.00%, 10/1/19, AGM	900	981
State Dormitory Authority Revenues, Personal Income Tax, Series B, 3.25%, 2/15/17	1,335	1,410
		2,391
Ohio (6.6%):
Butler County Ohio
GO, 1.50%, 12/1/18	100	102
GO, 2.00%, 12/1/19	150	156
GO, 2.00%, 12/1/20	100	104
GO, 2.25%, 12/1/21	300	313
Columbus Ohio, Series B, GO, 3.00%, 7/1/19	2,800	3,054

See notes to schedules of investments.

Security Description	Principal Amount	Value
Delaware City Ohio School District, School Facilities Construction & Improvement, GO, 5.25%, 12/1/43, Callable 6/1/23 @ 100 (a)	$1,000	$1,180
Gallia County Local School District, School Improvement, GO, 4.00%, 11/1/33, Callable 11/1/24 @ 100, Student Credit Program	700	762
Kettering Ohio, GO, 2.00%, 12/1/22	210	212
Ohio State Special Obligation Revenue, Capital Facilities Lease-Administration Building Fund Projects, Series A, 1.50%, 10/1/19	500	509
		6,392
Oregon (1.7%):
Lane County Oregon School District Number 19 Springfield, Series A, GO, 1.25%, 6/15/20, School Bond Guarantee	500	496
Oregon State, Series L, GO, 5.00%, 11/1/38, Callable 11/1/23 @ 100	1,000	1,197
		1,693
Pennsylvania (1.8%):
Easton Area School District, GO, 5.20%, 4/1/28, Callable 4/1/18 @ 100, AGM/State Aid Withholding	500	558
Erie Pennsylvania Water Authority Revenue, 5.00%, 12/1/49, Callable 12/1/24 @ 100, AGM (a) (b)	1,000	1,159
		1,717
Tennessee (0.6%):
Memphis Tennessee State, General Improvement, Series B, GO, 4.25%, 4/1/44, Callable 4/1/24 @ 100 (a)	500	545

Texas (23.2%):
China Spring Texas Independent School District, School Building, GO, 5.00%, 8/15/43, Callable 8/15/22 @ 100, PSF-GTD (a)	1,000	1,163
Cypress-Fairbanks Independent School District, GO, 5.00%, 2/15/21, PSF-GTD	1,910	2,324
Denver City Independent School District, GO, 2.00%, 2/15/16, Callable 3/9/15 @ 100, PSF-GTD	580	581
Dripping Springs Texas Independent School District, School Building, GO, 2.00%, 2/15/19, PSF-GTD	1,000	1,044
Forney Independent School District, School Building, Series A, GO, 6.00%, 8/15/37, Callable 8/15/18 @ 100, PSF-GTD	850	996
Frisco Independent School District, School Building, Series A, GO, 6.00%, 8/15/38, Callable 8/15/18 @ 100, PSF-GTD	1,500	1,758
Garland Texas Independent School District
Series A, GO, 3.00%, 2/15/20, Callable 3/9/15 @ 100, PSF-GTD (a)	550	551
Series A, GO, 3.00%, 2/15/22, Callable 3/9/15 @ 100, PSF-GTD (a)	725	727
Grand Prairie Independent School District
GO, 4.00%, 2/15/20, PSF-GTD	1,275	1,457
GO, 5.00%, 2/15/21, PSF-GTD	1,285	1,559
Humble Independent School District, School Building
Series A, GO, 3.00%, 2/15/19, PSF-GTD	765	830
Series B, GO, 5.00%, 2/15/19, PSF-GTD	1,275	1,485
Laredo Community College District Revenue, 5.00%, 8/1/30, Callable 8/1/20 @ 100, AGM	725	835
Mineral Wells Texas Independent School District, School Building, GO, 5.00%, 2/15/44, Callable 2/15/23 @ 100, PSF-GTD (a)	1,000	1,161
Plano Independent School District, GO, 5.00%, 2/15/20, PSF-GTD	3,055	3,652
Spring Independent School District, GO, 3.00%, 8/15/19, PSF-GTD	1,000	1,093
White Settlement Texas Independent School District, GO, 5.00%, 8/15/45, Callable 8/15/24 @ 100, PSF-GTD	1,000	1,175
		22,391
Total Municipal Bonds (Cost $83,781)		90,552

See notes to schedules of investments.

Security Description	Shares	Value
Investment Companies (6.5%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01% (c)	6,263,042	$6,263
Total Investment Companies (Cost $6,263)		6,263
Total Investments (Cost $90,044) — 100.4%		96,815
Liabilities in excess of other assets — (0.4)%		(431)
NET ASSETS - 100.00%		$96,384

(a)                                 Continuously callable with 30 days notice.

(b)                                 Security purchased on a when-issued basis.

(c)                                  Rate disclosed is the daily yield on 1/31/15.

AGM—Assured Guaranty Municipal Corporation

BAM—Build America Mutual Assurance Co.

ETM—Escrowed to Maturity

GO—General Obligation

NATL-RE—Reinsurance provided by National Reinsurance

PSF-GTD—Public School Fund Guaranteed

Q-SBLF—Qualified-School Board Loan

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Ohio Municipal Bond Fund	January 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (97.3%)
General Obligations (51.9%):
County, City & Special District (14.7%):
Columbus, Series A, 5.00%, 6/1/19	$2,000	$2,353
Greene County, Water System, 4.50%, 12/1/35, Callable 12/1/20 @ 100	560	613
Mahoning County, 5.50%, 12/1/23, Callable 12/1/18 @ 100, AGM	1,085	1,256
Strongsville, 4.00%, 12/1/19	500	569
Summit County
Series R, 5.50%, 12/1/16, FGIC	535	585
Series R, 5.50%, 12/1/17, FGIC	930	1,059
Series R, 5.50%, 12/1/18, FGIC	1,095	1,288
		7,723
Hospitals, Nursing Homes & Health Care (2.2%):
Lucas County Hospital Revenue, Promedica Health Care, Series D, 5.00%, 11/15/29, Callable 11/15/21 @ 100	1,000	1,171

Public Improvements (2.0%):
Richland County, Correctional Facilities Improvement
5.00%, 12/1/16, AGM	185	200
5.88%, 12/1/24, Callable 12/1/18 @ 100, AGM	350	417
Toledo, 5.13%, 12/1/21, Callable 12/1/18 @ 100, AGM	400	457
		1,074
Schools & Educational Services (31.8%):
Brooklyn City School District, School Improvement, 5.25%, 12/1/43, Callable 12/1/20 @ 100, AGM (a)	2,000	2,332
Carey Exempted Village School District, 5.13%, 11/1/39, Callable 11/1/21 @ 100, Student Credit Program (a)	350	401
Delaware City School District, School Facilities Construction & Improvement, 5.25%, 12/1/38, Callable 6/1/23 @ 100 (a)	1,240	1,468
Elida Local School District, School Facilities & Construction
4.75%, 12/1/21, AGM (b)	1,455	1,291
4.95%, 12/1/23, AGM (b)	1,455	1,216
Gallia County Local School District, School Improvement, 4.00%, 11/1/33, Callable 11/1/24 @ 100, Student Credit Program	500	544
Hamilton City School District Improvements, Series A, 6.15%, 12/1/16, State Aid Withholding	600	662
Johnstown-Monroe Ohio Local School District, School Facilities Construction & Improvement, 5.00%, 12/1/44, Callable 12/1/21 @ 100	1,000	1,148
Milford Exempt Village School District, School Improvement, 5.50%, 12/1/30, AGM	325	429
Ohio Schools, Series C, 5.00%, 9/15/19	1,500	1,771
Perry Local School District Allen County, School Improvement, 4.50%, 12/1/43, Callable 12/1/20 @ 100, AGM	600	645
Port Clinton Ohio City School District, 4.00%, 12/1/41, Callable 6/1/23 @ 100	1,000	1,065
Shelby Ohio City School District, School Facilities Improvement, 4.00%, 11/1/45, Callable 11/1/22 @ 100, Student Credit Program (c)	1,000	1,033
Sylvania City School District, School Improvement, 4.00%, 12/1/17, AGM (b)	1,040	1,009
Westlake Ohio City School District, 4.00%, 12/1/43, Callable 12/1/24 @ 100	1,500	1,604
		16,618
Utilities (Sewers, Telephone, Electric) (1.2%):
Avon, Route 83 Sewer Improvements, 6.50%, 12/1/15	45	47
Greene County, Water System, 5.75%, 12/1/22, Callable 12/1/18 @ 100, ETM	500	592
		639
		27,225
Revenue Bonds (45.4%):
Hospitals, Nursing Homes & Health Care (12.4%):
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners
Series B, 4.13%, 9/1/20	1,200	1,359
Series B, 5.25%, 9/1/27, Callable 9/1/20 @ 100	2,500	2,953

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Franklin County Hospital Revenue, Nationwide Children’s Hospital, Inc. Project, 4.75%, 11/1/29, Callable 11/1/19 @ 100	$1,500	$1,639
Ross County, Hospital Facilities Revenue, Adena Health System, 5.75%, 12/1/35, Callable 12/1/18 @ 100, AGC-ICC	500	572
		6,523
Housing (6.2%):
State Housing Finance Agency, Capital Fund Revenue, Series A, 5.00%, 4/1/27, Callable 4/1/17 @ 100, AGM	3,000	3,249

Public Improvements (4.2%):
Huber Heights General Income Tax Special Obligation, 4.75%, 12/1/38, Callable 12/1/21 @ 100, BAM (a)	2,000	2,184

Schools & Educational Services (17.0%):
Hamilton County, Student Housing Revenue, Stratford Heights Project, University of Cincinnati, 5.00%, 6/1/30, Callable 6/1/20 @ 100, AGM	1,260	1,448
Lorain County, Community College District General Receipts, 4.50%, 12/1/31, Callable 6/1/21 @ 100, Ohio CCD Program (a)	500	549
Ohio State University, Series A, 4.00%, 12/1/44, Callable 12/1/24 @ 100	1,000	1,066
University of Akron General Receipts, Series A, 5.00%, 1/1/19, AGM	1,000	1,156
University of Toledo General Receipts Bonds
Series A, 3.50%, 6/1/16	2,000	2,080
4.00%, 6/1/20	200	224
Youngstown State University General Receipts
4.13%, 12/15/17, AGM	435	475
4.38%, 12/15/18, AGM	685	768
5.00%, 12/15/23, Callable 6/15/19 @ 100, AGM	1,000	1,144
		8,910
Utilities (Sewers, Telephone, Electric) (4.5%):
Hamilton County Sewer System Revenue, Series A, 5.00%, 12/1/38, Callable 12/1/23 @ 100 (a)	1,000	1,187
Northeast Ohio Regional Sewer District, 5.00%, 11/15/49, Callable 11/15/24 @ 100	1,000	1,178
		2,365
Utilities-Water (1.1%):
Hamilton Wastewater System Revenue, 3.00%, 10/1/19, AGM	530	574
		23,805
Total Municipal Bonds (Cost $45,804)		51,030
Investment Companies — (2.0%)
Federated Ohio Municipal Cash Trust, Institutional Shares, 0.01% (d)	1,074,175	1,074
Total Investment Companies (Cost $1,074)		1,074
Total Investments (Cost $46,878) — 99.3%		52,104
Other assets in excess of liabilities — 0.7%		369
NET ASSETS - 100.00%		$52,473

(a)                                 Continuously callable with 30 days notice.

(b)                                 Rate represents the effective yield at purchase.

(c)                                  Security purchased on a when-issued basis.

(d)                                 Rate disclosed is the daily yield on 1/31/15.

AGC-ICC—Security guaranteed by Insured Custody Certificates, secondarily guaranteed by Assured Guaranty Corporation

AGM—Assured Guaranty Municipal Corporation

BAM—Build America Mutual Assurance Co.

ETM—Escrowed to Maturity

FGIC—Financial Guaranty Insurance Company

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
International Fund	January 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (98.3%)
Australia (6.5%):
Consumer Staples (0.6%):
Woolworths Ltd.	2,111	$52

Financials (4.1%):
Australia & New Zealand Banking Group Ltd.	6,244	159
Bank of Queensland Ltd.	6,863	66
Bendigo and Adelaide Bank	12,546	130
		355
Materials (1.8%):
BHP Billiton Ltd.	5,603	130
Fortescue Metals Group Ltd.	11,689	21
		151
		558
Belgium (2.7%):
Consumer Staples (1.9%):
Anheuser-Busch InBev NV	1,295	158

Financials (0.8%):
KBC Groep NV (b)	1,293	69
		227
Brazil (2.6%):
Consumer Discretionary (0.7%):
Lojas Americanas SA	10,875	63

Financials (1.2%):
BB Seguridade Participacoes SA	4,200	46
Itau Unibanco Holding SA, ADR	4,486	54
		100
Materials (0.7%):
Braskem SA	12,700	59
		222
Canada (4.9%):
Consumer Discretionary (2.0%):
Linamar Corp.	1,923	110
Magna International, Inc.	643	62
		172
Consumer Staples (1.8%):
Alimentation Couche-Tard, Inc., Class B	4,014	157

Industrials (1.1%):
Canadian National Railway Co.	1,358	90
		419
Denmark (5.3%):
Financials (2.8%):
Danske Bank A/S	4,283	111
DSV AS	4,235	133
		244
Health Care (2.5%):
Coloplast AS	830	66
Novo Nordisk A/S, Class B	3,314	148
		214
		458
Finland (2.1%):
Financials (1.0%):
Sampo Oyj, Class A	1,750	85

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Industrials (1.1%):
Kone Oyj, Class B	2,057	$92
		177
France (8.4%):
Consumer Discretionary (0.5%):
Valeo SA	334	47

Energy (2.7%):
Total SA	4,432	229
Financials (3.6%):
AXA SA	5,280	124
BNP Paribas SA	1,603	85
Natixis	15,592	99
		308
Industrials (1.6%):
Schneider Electric SA	783	59
Thales SA	1,529	81
		140
		724
Germany (4.7%):
Consumer Discretionary (1.7%):
Continental AG	278	63
Daimler AG - Registered	919	84
		147
Financials (1.9%):
Allianz SE	985	163

Information Technology (1.1%):
United Internet AG	2,173	94
		404
Hong Kong (3.6%):
Energy (0.8%):
CNOOC Ltd.	53,500	71

Financials (2.8%):
AIA Group Ltd.	41,600	241
		312
India (0.7%):
Consumer Discretionary (0.7%):
Tata Motors Ltd.	6,536	62

Indonesia (2.1%):
Financials (2.1%):
PT Bank Mandiri Persero TBK	96,700	83
PT Bank Rakyat	101,000	93
		176
Ireland (Republic of) (1.2%):
Energy (1.2%):
Dragon Oil PLC	11,861	99

Japan (15.2%):
Consumer Discretionary (6.8%):
Bridgestone Corp.	5,200	208
Fuji Heavy Industries Ltd.	2,200	79
Panasonic Corp.	8,700	99
Toyota Motor Corp.	3,000	193
		579
Consumer Staples (1.9%):
Japan Tobacco, Inc.	2,200	60

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Lawson, Inc.	1,577	$103
		163
Financials (3.0%):
Daito Trust Construction Co. Ltd.	900	100
Sumitomo Mitsui Financial Group, Inc.	3,200	108
The Dai-ichi Life Insurance Co. Ltd.	3,700	49
		257
Industrials (3.5%):
Hitachi Ltd.	20,800	157
ITOCHU Corp.	5,000	51
JGC Corp.	2,100	43
Mitsubishi Electric Corp.	4,300	50
		301
		1,300
Netherlands (3.1%):
Energy (0.4%):
Royal Dutch Shell PLC	1,109	35

Financials (0.7%):
ING Groep NV (b)	4,689	59

Information Technology (0.7%):
NXP Semiconductor NV (b)	720	57

Materials (1.3%):
LyondellBasell Industries NV, Class A	1,430	113
		264
Philippines (1.0%):
Financials (1.0%):
BDO Unibank, Inc.	33,780	87

Republic of Korea (South) (2.9%):
Information Technology (2.9%):
Samsung Electronics Co. Ltd.	131	162
SK Hynix, Inc.	2,010	87
		249
Singapore (1.9%):
Financials (1.9%):
DBS Group Holdings Ltd.	11,288	164

Sweden (4.1%):
Financials (2.0%):
Skandinaviska Enskilda Banken AB, Class A	5,677	69
Svenska Handelsbanken AB	2,089	99
		168
Industrials (0.9%):
SKF AB	3,180	75

Materials (1.2%):
Svenska Cellulosa AB, B Shares	4,398	106
		349
Switzerland (8.9%):
Consumer Staples (2.3%):
Nestle SA	2,546	195

Financials (1.8%):
ACE Ltd.	1,022	110
Swiss Re AG	496	45
		155
Health Care (3.0%):
Lonza Group AG - Registered	618	74

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Fair Value(a)
Roche Holding AG	674	$182
		256
Materials (1.8%):
Givaudan SA - Registered	87	159
		765
Taiwan (1.9%):
Information Technology (1.9%):
Inventec Corp.	53,000	40
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,291	120
		160
Thailand (0.8%):
Financials (0.8%):
Kasikornbank Public Co. Ltd.	10,257	69

Turkey (1.3%):
Financials (0.6%):
Turkiye Halk Bankasi AS	7,926	51

Industrials (0.7%):
TAV Havalimanlari Holding AS	8,304	62
		113
United Arab Emirates (0.5%):
Financials (0.5%):
First Gulf Bank	9,322	43

United Kingdom (10.1%):
Consumer Discretionary (2.8%):
British Sky Broadcasting Group PLC	7,647	107
Compass Group PLC	7,766	134
		241
Consumer Staples (2.3%):
Unilever PLC	4,506	199

Financials (1.7%):
Legal & General Group PLC	35,865	144

Health Care (1.3%):
Hikma Pharmaceuticals PLC	3,240	115

Industrials (0.5%):
AMEC PLC	3,360	40

Materials (1.5%):
Antofagasta PLC	13,324	130
		869
United States (1.8%):
Health Care (1.8%):
Celgene Corp. (b)	1,328	158
Total Common Stocks (Cost $6,969)		8,428
Cash Equivalents (0.5%)
United States (0.5%):
Citibank Money Market Deposit Account, 0.02% (c)	$38	38
Total Cash Equivalents (Cost $38)		38
Total Investments (Cost $7,007) — 98.8%		8,466
Other assets in excess of liabilities — 1.2%		106
NET ASSETS - 100.00%		$8,572

See notes to schedules of investments.

(a)	All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, Cayman Islands, Columbia, and Mexico were fair valued at 1/31/15.
(b)	Non-income producing security.
(c)	Rate periodically changes. Rate disclosed is the daily yield on 1/31/15.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
International Select Fund	January 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (92.7%)
Belgium (2.8%):
Consumer Staples (2.8%):
Anheuser-Busch InBev NV	963	$117

Brazil (1.3%):
Materials (1.3%):
Braskem SA	11,700	54

Canada (4.8%):
Consumer Discretionary (1.7%):
Linamar Corp.	1,230	70

Consumer Staples (3.1%):
Alimentation Couche-Tard, Inc., Class B	3,330	131
		201
Denmark (7.5%):
Financials (4.6%):
Danske Bank A/S	3,969	103
DSV AS	2,911	91
		194
Health Care (2.9%):
Novo Nordisk A/S, Class B	2,728	122
		316
Finland (4.5%):
Financials (2.1%):
Sampo Oyj, Class A	1,850	90

Industrials (2.4%):
Kone Oyj, Class B	2,276	102
		192
France (7.7%):
Consumer Discretionary (2.3%):
Valeo SA	668	95

Energy (0.9%):
Total SA	766	39

Financials (4.5%):
AXA SA	4,420	104
Natixis	13,330	85
		189
		323
Germany (2.3%):
Financials (2.3%):
Allianz SE	600	99

Hong Kong (5.3%):
Energy (1.3%):
CNOOC Ltd.	41,167	55

Financials (4.0%):
AIA Group Ltd.	29,400	170
		225
India (2.2%):
Consumer Discretionary (2.2%):
Tata Motors Ltd.	9,907	93

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Japan (13.2%):
Bridgestone Corp.	3,400	$136
Panasonic Corp.	3,200	36
Toyota Motor Corp.	2,400	155
		327
Financials (1.5%):
Sumitomo Mitsui Financial Group, Inc.	1,900	64

Industrials (4.0%):
Hitachi Ltd.	13,700	103
Mitsubishi Electric Corp.	5,500	64
		167
		558
Netherlands (5.1%):
Energy (1.9%):
Royal Dutch Shell PLC	2,496	79

Information Technology (1.0%):
NXP Semiconductor NV (b)	536	43

Materials (2.2%):
LyondellBasell Industries NV, Class A	1,171	93
		215
Republic of Korea (South) (3.2%):
Information Technology (3.2%):
Samsung Electronics Co. Ltd.	78	97
SK Hynix, Inc.	840	36
		133
Singapore (2.8%):
Financials (2.8%):
DBS Group Holdings Ltd.	8,089	118

Switzerland (11.4%):
Consumer Staples (2.7%):
Nestle SA	1,484	114

Financials (2.3%):
ACE Ltd.	881	95

Health Care (2.9%):
Roche Holding AG	459	124

Materials (3.5%):
Givaudan SA - Registered	80	146
		479
Taiwan (1.5%):
Information Technology (1.5%):
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,791	63

Turkey (1.7%):
Industrials (1.7%):
TAV Havalimanlari Holding AS	9,536	71

United Kingdom (10.5%):
Consumer Discretionary (2.4%):
Compass Group PLC	5,941	103

Consumer Staples (1.1%):
Unilever PLC	1,064	47

Financials (2.8%):
Legal & General Group PLC	28,849	116

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Fair Value(a)
Health Care (2.1%):
Hikma Pharmaceuticals PLC	2,469	$88

Materials (2.1%):
Antofagasta PLC	8,947	87
		441
United States (4.9%):
Consumer Staples (2.0%):
Mead Johnson Nutrition Co.	884	87

Health Care (2.9%):
Celgene Corp. (b)	1,012	121
		208
Total Common Stocks (Cost $3,662)		3,906
Exchange-Traded Funds (2.1%)
United States (2.1%):
Vanguard Total International Stock Index Fund	1,857	90
Total Exchange-Traded Funds (Cost $91)		90
Cash Equivalents (1.0%)
United States (1.0%):
Citibank Money Market Deposit Account, 0.02% (c)	$42	42
Total Cash Equivalents (Cost $42)		42
Total Investments (Cost $3,795) — 95.8%		4,038
Other assets in excess of liabilities — 4.2%		178
NET ASSETS - 100.00%		$4,216

(a)                                 All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, Cayman Islands, Columbia, and Mexico were fair valued at 1/31/15.

(b)                                 Non-income producing security.

(c)                                  Rate periodically changes. Rate disclosed is the daily yield on 1/31/15.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Global Equity Fund	January 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (97.4%)
Australia (1.2%):
Financials (0.7%):
Dexus Property Group	13,283	$79

Materials (0.5%):
Fortescue Metals Group Ltd.	31,220	57
		136
Belgium (1.3%):
Consumer Staples (1.3%):
Anheuser-Busch InBev NV, ADR	1,221	149

Brazil (1.5%):
Consumer Staples (0.5%):
Ambev SA, ADR	8,248	54

Financials (1.0%):
BB Seguridade Participacoes SA	10,000	110
		164
Canada (2.7%):
Consumer Discretionary (1.1%):
Canadian Pacific Railway Ltd.	280	49
Magna International, Inc.	762	73
		122
Consumer Staples (1.6%):
Alimentation Couche-Tard, Inc., Class B	4,648	182
		304
China (0.2%):
Information Technology (0.2%):
Alibaba Group Holding Ltd., ADR (b)	294	26

Denmark (4.6%):
Financials (0.8%):
DSV AS	2,663	84

Health Care (3.8%):
Coloplast AS	2,366	187
Novo Nordisk A/S, Class B	5,332	238
		425
		509
Finland (2.0%):
Financials (0.8%):
Sampo Oyj, Class A	1,870	91

Industrials (1.2%):
Kone Oyj, Class B	3,005	135
		226
France (1.8%):
Financials (1.8%):
Natixis	32,110	205

Germany (3.2%):
Financials (1.7%):
Allianz SE	1,151	191

Information Technology (1.5%):
United Internet AG	3,850	167
		358

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Hong Kong (1.7%):
Financials (1.7%):
AIA Group Ltd.	33,000	$191

Indonesia (0.8%):
Financials (0.8%):
PT Bank Rakyat	98,600	90

Ireland (Republic of) (1.2%):
Energy (1.2%):
Dragon Oil PLC	15,585	131

Japan (6.5%):
Consumer Discretionary (4.2%):
Bridgestone Corp.	5,000	200
Panasonic Corp.	9,200	104
Toyota Motor Corp.	2,500	161
		465
Financials (2.3%):
Daito Trust Construction Co. Ltd.	1,000	111
Sumitomo Mitsui Financial Group, Inc.	4,500	152
		263
		728
Netherlands (1.9%):
Energy (1.4%):
Royal Dutch Shell PLC	4,961	158

Information Technology (0.5%):
NXP Semiconductor NV (b)	718	57
		215
Republic of Korea (South) (2.6%):
Information Technology (2.6%):
Samsung Electronics Co. Ltd.	134	165
SK Hynix, Inc.	2,870	124
		289
Singapore (1.6%):
Financials (1.6%):
DBS Group Holdings Ltd.	12,509	182

Sweden (0.9%):
Financials (0.9%):
Svenska Handelsbanken AB	2,076	98

Switzerland (9.3%):
Consumer Staples (1.4%):
Nestle SA	1,979	152

Financials (3.5%):
ACE Ltd.	1,333	144
Swiss Re AG	2,780	251
		395
Health Care (1.8%):
Roche Holding AG	720	194

Information Technology (1.5%):
TE Connectivity Ltd.	2,541	169

Materials (1.1%):
Givaudan SA - Registered	69	126
		1,036

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Taiwan (0.6%):
Information Technology (0.6%):
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,866	$65

Thailand (0.6%):
Financials (0.6%):
Krung Thai Bank NVDR	89,100	62

Turkey (1.0%):
Industrials (1.0%):
TAV Havalimanlari Holding AS	15,064	113

United Arab Emirates (0.5%):
Financials (0.5%):
Dubai Islamic Bank	31,348	55

United Kingdom (5.6%):
Consumer Discretionary (1.5%):
British Sky Broadcasting Group PLC	5,634	79
Compass Group PLC	4,993	86
		165
Consumer Staples (1.8%):
Unilever PLC	4,691	207

Health Care (1.1%):
Hikma Pharmaceuticals PLC	3,489	123

Materials (1.2%):
Antofagasta PLC	13,253	129
		624
United States (44.1%):
Consumer Discretionary (7.8%):
Hanesbrands, Inc.	1,580	176
Starbucks Corp.	672	59
The Home Depot, Inc.	3,129	327
The Walt Disney Co.	2,540	231
Viacom, Inc., Class B	1,193	77
		870
Consumer Staples (2.9%):
Costco Wholesale Corp.	1,289	184
Mead Johnson Nutrition Co.	1,359	134
		318
Energy (4.9%):
Chevron Corp.	1,319	135
EOG Resources, Inc.	1,284	114
Halliburton Co.	1,359	55
Marathon Petroleum Corp.	789	73
Valero Energy Corp.	3,291	174
		551
Financials (2.7%):
Berkshire Hathaway, Inc., Class B (b)	1,287	185
Discover Financial Services	1,431	78
The Goldman Sachs Group, Inc.	237	41
		304
Health Care (6.4%):
Anthem, Inc.	946	128
Celgene Corp. (b)	1,612	192
Cerner Corp. (b)	2,376	158
DaVita Healthcare Partners, Inc. (b)	739	55
IDEXX Laboratories, Inc. (b)	342	54

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Fair Value(a)
McKesson Corp.	597	$127
		714
Industrials (6.2%):
General Dynamics Corp.	1,666	222
Lear Corp.	1,072	108
Southwest Airlines Co.	5,450	246
United Parcel Service, Inc., Class B	1,194	118
		694
Information Technology (7.6%):
Apple, Inc.	3,339	391
SanDisk Corp.	1,316	100
Skyworks Solutions, Inc.	1,717	143
Visa, Inc., Class A	817	208
		842
Materials (4.3%):
Crown Holdings, Inc. (b)	5,383	238
Graphic Packaging Holding Co. (b)	13,964	202
Westlake Chemical Corp.	742	43
		483
Utilities (1.3%):
NRG Yield, Inc., Class A	2,783	147
		4,923
Total Common Stocks (Cost $9,258)		10,879
Exchange-Traded Funds (1.0%)
United States (1.0%):
iShares MSCI India ETF	3,620	116
Total Exchange-Traded Funds (Cost $116)		116
Cash Equivalents (1.1%)
United States (1.1%):
Citibank Money Market Deposit Account, 0.02% (c)	$120	120
Total Cash Equivalents (Cost $120)		120
Total Investments (Cost $9,494) — 99.5%		11,115
Other assets in excess of liabilities — 0.5%		57
NET ASSETS - 100.00%		$11,172

(a)	All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, Cayman Islands, Columbia, and Mexico were fair valued at 1/31/15.
(b)	Non-income producing security.
(c)	Rate periodically changes. Rate disclosed is the daily yield on 1/31/15.

ADR—American Depositary Receipt ETF—Exchange-Traded Fund
NVDR—Non-Voting Depository Receipt
PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Emerging Markets Small Cap Fund	January 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (96.5%)
Brazil (4.6%):
Consumer Staples (0.9%):
M Dias Branco SA	1,600	$49

Financials (1.1%):
Valid Solucoes SA	4,200	60

Health Care (0.9%):
Qualicorp SA (b)	5,100	50

Industrials (0.8%):
Kepler Weber SA	2,800	40

Information Technology (0.9%):
Linx SA	2,700	48
		247
Cayman Islands (2.0%):
Industrials (1.1%):
Green Seal Holding Ltd.	12,700	60

Information Technology (0.9%):
FIH Mobile Ltd. (b)	109,000	49
		109
China (9.2%):
Consumer Discretionary (3.6%):
Best Pacific International Holdings Ltd. (b)	124,000	62
Cosmo Lady (China) Holdings Co. Ltd. (b)	95,000	64
Shenzhou International Group	18,000	65
		191
Energy (1.2%):
Hilong Holdings Ltd.	206,000	64

Health Care (2.1%):
China Animal Healthcare Ltd.	92,000	62
China Pioneer Pharma Holdings Ltd.	71,000	52
		114
Industrials (1.1%):
Sunny Optical Technology Group Co. Ltd.	41,000	62

Utilities (1.2%):
Sound Global Ltd. (b)	64,000	65
		496
Hong Kong (4.7%):
Consumer Discretionary (1.2%):
Haier Electronics Group Co. Ltd.	23,000	62

Information Technology (1.2%):
PAX Global Technology Ltd. (b)	66,000	62

Technology (1.2%):
Tongda Group Holdings Ltd.	490,000	64

Utilities (1.1%):
NewOcean Energy Holdings Ltd.	170,000	62
		250
India (18.0%):
Consumer Discretionary (1.2%):
TVS Motor Co. Ltd.	13,193	66

Consumer Staples (2.8%):
CCL Products India Ltd.	29,717	91
Kaveri Seed Co. Ltd.	5,236	62
		153
Financials (2.4%):
Shriram Transport Finance Co. Ltd.	3,397	63

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Yes Bank Ltd.	4,638	$64
		127
Health Care (2.6%):
Ajanta Pharma Ltd.	1,843	76
Torrent Pharmaceuticals Ltd.	3,534	62
		138
Industrials (7.7%):
Century Plyboards India Ltd.	20,579	61
Eicher Motors Ltd.	299	78
Finolex Cables Ltd.	14,461	59
Gateway Distriparks Ltd.	12,542	77
Kajaria Ceramics Ltd.	4,081	48
Sadbhav Engineering Ltd.	19,298	89
		412
Materials (1.3%):
PI Industries Ltd.	8,406	68
		964
Indonesia (5.9%):
Consumer Discretionary (1.0%):
PT Matahari Department Store TBK	44,800	55

Consumer Staples (1.5%):
PT Nippon Indosari Corpindo TBK (b)	740,400	80

Health Care (1.1%):
PT Siloam International Hospitals TBK (b)	56,900	60

Industrials (2.3%):
PT Blue Bird TBK (b)	71,800	62
PT Pembangunan Perumahan Persero TBK	203,300	62
		124
		319
Korea, Republic Of (16.0%):
Consumer Discretionary (2.8%):
Hana Tour Service, Inc.	844	66
Hanssem Co. Ltd. (b)	604	85
		151
Consumer Staples (1.3%):
Cosmax, Inc. (b)	718	71

Health Care (5.2%):
Interojo Co. Ltd. (b)	1,601	28
i-Sens, Inc. (b)	1,510	87
Medy-Tox, Inc.	289	97
Suheung Co. Ltd.	1,502	68
		280
Industrials (2.5%):
Cuckoo Electronics Co. Ltd. (b)	375	62
KEPCO Plant Service & Engineering Co. Ltd. (b)	907	73
		135
Information Technology (3.0%):
Koh Young Technology, Inc. (b)	2,241	97
LEENO Industrial, Inc.	1,698	62
		159
Materials (1.2%):
LG Hausys Ltd.	396	65
		861
Malaysia (4.3%):
Energy (1.1%):
Dialog Group Berhad	134,060	60

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Financials (0.9%): Allianz Malaysia Berhad	15,000	$48
Information Technology (1.1%):
GHL Systems Berhad (b)	271,350	59

Materials (1.2%):
Cahya Mata Sarawak Berhad	54,000	63
		230
Philippines (2.9%):
Consumer Staples (1.5%):
RFM Corp.	29,100	4
Robinsons Retail Holdings, Inc.	42,500	76
		80
Industrials (1.4%):
Concepcion Industrial Corp.	63,680	74
		154
Singapore (1.9%):
Consumer Discretionary (0.9%):
Bumitama Agri Ltd.	68,000	50

Financials (1.0%):
Yoma Strategic Holdings Ltd. (b)	128,000	51
		101
South Africa (4.7%):
Consumer Discretionary (1.5%):
Mr Price Group Ltd.	3,603	82

Consumer Staples (1.1%):
Tiger Brands Ltd.	1,724	58

Health Care (1.2%):
Life Healthcare Group Holdings Pte Ltd.	16,573	62

Industrials (0.9%):
Wilson Bayly Holmes Ovcon Ltd.	4,633	48
		250
Sri Lanka (0.8%):
Financials (0.8%):
Commercial Bank of Ceylon PLC	33,922	43

Taiwan (13.0%):
Consumer Discretionary (4.7%):
Hota Industrial Manufacturing Co. Ltd.	42,254	76
Nan Liu Enterprise Co. Ltd.	12,000	53
Poya Co. Ltd.	10,110	84
Topkey Corp.	10,000	38
		251
Health Care (1.1%):
Intai Technology Corp.	11,000	58

Industrials (5.2%):
Chroma ATE, Inc.	25,000	62
King Slide Works Co. Ltd.	3,000	44
Kinik Co.	27,000	54
San Shing Fastech Corp.	23,450	57
Sporton International, Inc.	12,000	63
		280
Information Technology (2.0%):
ADLINK Technology, Inc.	23,980	59
Epistar Corp.	29,000	51
		110
		699

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Fair Value(a)
Thailand (3.5%):
Consumer Discretionary (1.8%):
MC Group Public Co. Ltd. - NVDR	65,200	$29
Officemate Public Co. Ltd. - NVDR	39,100	65
		94
Health Care (1.7%):
Chularat Hospital Public Co. Ltd. - NVDR	157,600	93
		187
Turkey (2.8%):
Consumer Discretionary (0.6%):
Tofas Turk Otomobil Fabrikasi As	4,427	30

Industrials (1.1%):
Aselsan Elektronik Sanayi ve Ticaret AS	12,301	59

Materials (1.1%):
Akcansa Cimento Sanayi ve Ticaret AS	8,779	62
		151
United Arab Emirates (2.2%):
Consumer Staples (1.0%):
Agthia Group PJSC	32,788	56

Health Care (1.2%):
NMC Health PLC	8,103	62
		118
Total Common Stocks (Cost $4,681)		5,179
Rights (0.1%)
Singapore (0.1%):
Financials (0.1%):
Yoma Strategic Holdings Ltd. (b)(c)	42,666	5
Total Rights (Cost $—)		5
Cash Equivalents (3.1%)
United States (3.1%):
Citibank Money Market Deposit Account, 0.02% (d)	$166	166
Total Cash Equivalents (Cost $166)		166
Total Investments (Cost $4,847) — 99.7%		5,350
Other assets in excess of liabilities — 0.3%		18
NET ASSETS - 100.00%		$5,368

(a)                                 All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, Cayman Islands, Columbia, and Mexico were fair valued at 1/31/15.

(b)                                 Non-income producing security.

(c)                                  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)                                 Rate periodically changes. Rate disclosed is the daily yield on 1/31/15.

NVDR—Non-Voting Depository Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

1. Federal Tax Information:

At January 31, 2015, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

				Net
	Cost of Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation /
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Diversified Stock Fund	$1,105,780	$158,732	$(20,932)	$137,800
Dividend Growth Fund	6,779	1,181	(115)	$1,066
Established Value Fund	1,800,252	436,773	(19,370)	$417,403
Large Cap Growth Fund	124,562	69,208	(2,982)	$66,226
Select Fund	2,817	176	(38)	$138
Small Company Opportunity Fund	1,975,505	374,216	(63,917)	$310,299
Special Value Fund	139,286	6,889	(6,611)	$278
Emerging Markets Small Cap Fund	4,907	666	(223)	$443
Global Equity Fund	9,513	2,016	(414)	$1,602
International Fund	7,203	1,554	(291)	$1,263
International Select Fund	4,032	192	(186)	$6
Fund for Income	849,628	7,506	(7,858)	$(352)
National Municipal Bond Fund	90,044	6,773	(2)	$6,771
Ohio Municipal Bond Fund	46,876	5,228	—	$5,228
Balanced Fund	14,327	814	(230)	$584
Investment Grade Convertible Fund	37,070	4,212	(558)	$3,654

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Portfolios (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Trust currently offers shares of 16 funds (collectively, the “Funds” and individually, a “Fund”).

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The International Fund, International Select Fund, Global Equity Fund and Emerging Markets Small Cap Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

For the period ended January 31, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2015, while the breakdown, by category, of common stocks is disclosed on the Schedules of Portfolio Investments (in thousands):

	Level 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities
Diversified Stock Fund
Common Stocks	$1,213,899	$—	$1,213,899
Investment Companies	—	29,681	29,681
Total	$1,213,899	$29,681	$1,243,580
Dividend Growth Fund
Common Stocks	7,747	—	7,747
Investment Companies	—	98	98
Total	$7,747	$98	$7,845
Established Value Fund
Common Stocks	2,094,566	—	2,094,566
Exchange-Traded Funds	33,425	—	33,425
Investment Companies	—	89,664	89,664
Total	$2,127,991	$89,664	$2,217,655
Large Cap Growth Fund
Common Stocks	183,033	—	183,033

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs	Total
	Investments in Securities		Investments in Securities	Investments in Securities
Investment Companies	$—		$7,755	$7,755
Total	$183,033		$7,755	$190,788

Select Fund
Common Stocks	2,810		—	2,810
Investment Companies	—		145	145
Total	$2,810		$145	$2,955

Small Company Opportunity Fund
Common Stocks	2,157,994		—	2,157,994
Exchange-Traded Funds	41,218		—	41,218
Investment Companies	—		86,592	86,592
Total	$2,199,212		$86,592	$2,285,804

Special Value Fund
Common Stocks	139,007		—	139,007
Investment Companies	—		557	557
Total	$139,007		$557	$139,564

Emerging Markets Small Cap Fund
Common Stocks	247	(a)	4,932	5,179
Rights	—		5	5
Cash Equivalents	—		166	166
Total	$247		$5,103	$5,350

Global Equity Fund
Common Stocks	5,852	(b)	5,027	10,879
Exchange-Traded Funds	116		—	116
Cash Equivalents	—		120	120
Total	$5,968		$5,147	$11,115

International Fund
Common Stocks	1,199	(c)	7,229	8,428
Cash Equivalents	—		38	38
Total	$1,199		$7,267	$8,466

International Select Fund
Common Stocks	757	(d)	3,149	3,906
Exchange-Traded Funds	90		—	90
Cash Equivalents	—		42	42
Total	$847		$3,191	$4,038

Fund for Income
Government National Mortgage Association	—		789,415	789,415

	Level 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities
U.S. Treasury Obligations	$—	$59,761	$59,761
Investment Companies	—	100	100
Total	$—	$849,276	$849,276

National Municipal Bond Fund
Municipal Bonds	—	90,552	90,552
Investment Companies	—	6,263	6,263
Total	$—	$96,815	$96,815

Ohio Municipal Bond Fund
Municipal Bonds	—	51,030	51,030
Investment Companies	—	1,074	1,074
Total	$—	$52,104	$52,104

Balanced Fund
Common Stocks	9,433	—	9,433
U.S. Government Mortgage Backed Agencies	—	4,841	4,841
U.S. Treasury Obligations	—	402	402
Investment Companies	—	235	235
Total	$9,433	$5,478	$14,911

Investment Grade Convertible Fund
Common Stocks	406	—	406
Convertible Corporate Bonds	—	29,214	29,214
Convertible Preferred Stocks	9,205	—	9,205
Investment Companies	—	1,899	1,899
Total	$9,611	$31,113	$40,724

(a)         Consists of holdings: All securities listed under Brazil.

(b)         Consists of holdings: TE Connectivity, Ltd. listed under Switzerland; all securities listed under Brazil, Canada, China, Taiwan and United States.

(c)          Consists of holdings: NXP Semiconductor NV and LyondellBasell Industries NV, Class A listed under Netherlands; ACE Ltd. listed under Switzerland; Taiwan Semiconductor Manufacturing Co. Ltd. listed under Taiwan; all securities listed under Brazil, Canada and United States.

(d)         Consists of holdings: NXP Semiconductor NV and LyondellBasell Industries NV, Class A listed under Netherlands; ACE Ltd. Listed under Switzerland; all securities listed under Brazil, Canada, Taiwan and United States.

There were no transfers between Level 1 and Level 2 on recognition dates of October 31, 2014 and January 31, 2015.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.

Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. It is the Trust’s policy to include the portion of realized and unrealized gains and losses from investments that result from foreign currency changes with other foreign currency gains and losses.

Foreign Currency Contracts:

The International Fund, International Select Fund, Global Equity Fund and Emerging Markets Small Cap Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The International Fund, International Select Fund, Global Equity Fund and Emerging Markets Small Cap Fund enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of January 31, 2015, the Funds had no open forward foreign currency contracts.

Futures Contracts:

Each Fund, with the exception of the Established Value Fund, Large Cap Growth Fund, Global Equity Fund and Select Fund, may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. As of January 31, 2015, the Funds had outstanding when-issued purchase commitments covered by the segregated assets as identified on the Schedules of Portfolio Investments.

3. Risks:

The Ohio Municipal Bond Fund invests primarily in municipal debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. This Fund is more susceptible to economic and political factors which might adversely affect municipalities and companies within Ohio than are other types of funds which are not geographically concentrated to the same extent.

The International Fund, International Select Fund, Global Equity Fund and Emerging Markets Small Cap Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund’s adviser, Victory Capital Management Inc., to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Victory Portfolios

By	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	March 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher K. Dyer
Christopher K. Dyer, President

Date	March 20, 2015

By	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	March 20, 2015